Warrants (Tables)	6 Months Ended
Apr. 30, 2026
Warrants [Abstract]
Schedule of Changes in Warrants	The following table summarizes the changes in the Company’s warrants:
Number of warrants
Balance, October 31, 2024	4,429,547
Exercise of warrants	(547,921)
Expiration of warrants	(75)

Balance, October 31, 2025	3,881,551
Number of shares to be issued from the exercise of these warrants, October 31, 2025	91,741

Balance, October 31, 2025	3,881,551
Exercise of warrants	(521,030)
Balance, April 30, 2026 (*)	3,360,521
Number of shares to be issued from the exercise of these warrants	370,038

(*)	See note 15(b) for details of further price changes post period end.

Schedule of Warrants Outstanding	As of April 30, 2026, the following warrants were outstanding:
Number of warrants outstanding	Number of shares to be issued from the exercise of warrants (warrant shares)	Exercise price per warrant shares		Exercise price per warrant shares (USD)	Expiry date
1,923	5	C $	132,834.00	$97,500.00	November 17, 2027
602,039	77,293		$6.00	$6.00	April 5, 2028
2,024,739	104,764		$6.00	$6.00	September 17, 2028
731,820	187,976		$6.00	$6.00	January 15, 2029
3,360,521	370,038